Segment Information	12 Months Ended
Dec. 31, 2011
Segment Information [Abstract]
Segment Information

17. Segment Information

The Company's business segments are based on the products that the Company offers and the markets that it serves. At December 31, 2011, the Company had two reportable segments: Epoxy, Phenolic and Coating Resins and Forest Products Resins. A summary of the major products of the Company's reportable segments follows:

•

Epoxy, Phenolic and Coating Resins: epoxy specialty resins, oil field products, versatic acids and derivatives, basic epoxy resins and intermediates, phenolic specialty resins and molding compounds, polyester resins, acrylic resins and vinylic resins

•	Forest Products Resins: forest products resins and formaldehyde applications

Changes in Reportable Segments in 2011

In the first quarter of 2011, the Company completed the sale of the IAR Business and moved the oversight and management of the coatings reporting unit into the Epoxy and Phenolic Resins Division, which was renamed the Epoxy, Phenolic and Coating Resins Division. These organizational and internal reporting changes caused the Company to re-evaluate its reportable segments. As a result of these changes, effective in the first quarter of 2011, the results of the Company's coatings reporting unit, which were previously reported in the Coatings segment, are included within the Epoxy, Phenolic and Coating Resins segment. The prior periods have been recast for comparability purposes. In addition, the Company has renamed its Formaldehyde and Forest Products Resins segment to Forest Products Resins. No changes were made to the product lines that comprise this segment.

In the second quarter of 2011, the Company sold its CCR Business to PCCR, a subsidiary of Investindustrial, a European investment group. The CCR Business was previously included in the Coatings segment in 2010 and the Epoxy, Phenolic and Coating Resins segment beginning in 2011 as a result of the change in the Company's reportable segments discussed above. The CCR Business is reported as a discontinued operation for all periods presented.

The Company's organizational structure continues to evolve. The Company is also continuing to refine its operating structure to more closely link similar products, minimize divisional boundaries and improve its ability to serve multi-dimensional common customers. These refinements may result in future changes to the Company's reportable segments.

Reportable Segments

Following are net sales and Segment EBITDA (earnings before interest, income taxes, depreciation and amortization) by reportable segment. Segment EBITDA is defined as EBITDA adjusted to exclude certain non-cash and certain non-recurring expenses. Segment EBITDA is the primary performance measure used by the Company's senior management, the chief operating decision-maker and the board of directors to evaluate operating results and allocate capital resources among segments. Segment EBITDA is also the profitability measure used to set management and executive incentive compensation goals. Corporate and Other is primarily corporate general and administrative expenses that are not allocated to the segments, such as shared service and administrative functions, foreign exchange gains and losses and legacy company costs not allocated to continuing segments.

Net Sales to Unaffiliated Customers for the years ended December 31(1)(2):

	2011	2010	2009
Epoxy, Phenolic and Coating Resins	$3,424	$2,990	$2,351
Forest Products Resins	1,783	1,607	1,198

Total	$5,207	$4,597	$3,549

Segment EBITDA for the years ended December 31(2):

	2011	2010	2009
Epoxy, Phenolic and Coating Resins (3)	$506	$491	$307
Forest Products Resins (4)	180	177	110
Corporate and Other	(51)	(61)	(50)

Depreciation and Amortization Expense for the years ended December 31(2):

	2011	2010	2009
Epoxy, Phenolic and Coating Resins	$113	$111	$115
Forest Products Resins	49	47	45
Corporate and Other	5	6	7

Total	$167	$164	$167

Total Assets as of December 31(2):

	2011	2010
Epoxy, Phenolic and Coating Resins	$1,688	$1,812
Forest Products Resins	790	849
Corporate and Other	630	233
Discontinued Operations	—	243

Total	$3,108	$3,137

Capital Expenditures for the years ended December 31(2)(5):

	2011	2010	2009
Epoxy, Phenolic and Coating Resins	$89	$77	$52
Forest Products Resins	36	34	70
Corporate and Other	14	3	4

Total	$139	$114	$126

(1)	Intersegment sales are not significant and, as such, are eliminated within the selling segment.
(2)	The Company changed its segment reporting in the first quarter of 2011. Prior period balances have been recast to conform to the Company's current reportable segments.
(3)	Included in the Epoxy, Phenolic and Coating Resins Segment EBITDA are Earnings from unconsolidated affiliates, net of taxes of $16, $8 and $2 for the years ended December 31, 2011, 2010 and 2009, respectively.
(4)	Included in the Forest Products Resins Segment EBITDA are Earnings from unconsolidated entities, net of taxes of less than $1 for each of the years ended December 31, 2011, 2010 and 2009, respectively.
(5)	Excludes capital expenditures of discontinued operations. Includes capitalized interest costs that are incurred during the construction of property and equipment.

Reconciliation of Segment EBITDA to Net Income:

	Year Ended December 31,
	2011	2010	2009
Segment EBITDA:
Epoxy, Phenolic and Coating Resins	$506	$491	$307
Forest Products Resins	180	177	110
Corporate and Other	(51)	(61)	(50)

Reconciliation:
Items not included in Segment EBITDA
Terminated merger and settlement income, net	—	171	62
Asset impairments and other non-cash charges	(41)	(8)	(43)
Business realignment costs	(15)	(20)	(37)
Integration costs	(19)	—	—
Net income (loss) from discontinued operations	2	(3)	(30)
Other	(12)	(28)	(47)

Total adjustments	(85)	112	(95)
(Loss) gain on extinguishment of debt	—	(30)	224
Interest expense, net	(262)	(276)	(223)
Income tax (expense) benefit	(3)	(35)	8
Depreciation and amortization	(167)	(164)	(167)

Net income attributable to Momentive Specialty Chemicals Inc.	118	214	114
Net income attributable to noncontrolling interest	—	—	3

Net income	$118	$214	$117

Items not included in Segment EBITDA

Non-cash charges primarily represent asset impairments, stock-based compensation expense, accelerated depreciation on closing facilities and unrealized derivative and foreign exchange gains and losses. Net loss from discontinued operations represents the results of the IAR and CCR businesses.

In 2010, Terminated merger and settlement income, net primarily includes the pushdown of Apollo's 2010 recoveries of $163 in insurance proceeds in 2010 related to the $200 settlement payment made by Apollo that was treated as a pushdown of shareholder expense in 2008 and the $8 in insurance settlements related to litigation arising from the terminated Huntsman merger. In 2009, Terminated merger and settlement expense, net includes the pushdown of Apollo's recovery of $37 in insurance proceeds in 2009 related to the $200 settlement payment made by Apollo, as well as discounts on certain of the Company's merger related service provider liabilities. This income was partially offset by legal and consulting costs and legal contingency accruals related to litigation arising from the terminated Huntsman merger.

Not included in Segment EBITDA are certain non-cash and certain non-recurring income or expenses. For 2011, these items consist of business optimization expenses, integration costs related to the Momentive Combination, retention program costs, business realignment costs primarily related to expenses from the Company's productivity program, realized foreign exchange gains and losses and a gain recognized on the termination of an operator agreement with a customer. For 2010, these items consisted of business realignment costs primarily related to expenses from the Company's productivity program, realized foreign exchange gains and losses and retention program costs. For 2009, these items consisted of business realignment costs primarily related to expense from the Company's productivity program, asset impairments, retention program costs and realized foreign exchange gains and losses.

Geographic Information

Net Sales to Unaffiliated Customers for the years ended December 31(1):

	2011	2010	2009
United States	$2,130	$1,861	$1,366
Netherlands	1,051	938	846
Germany	402	347	282
Canada	304	244	165
Other international	1,320	1,207	890

Total	$5,207	$4,597	$3,549

(1)	Sales are attributed to the country in which the individual business locations reside.

Long-Lived Assets as of December 31:

	2011	2010
United States	$504	$497
Netherlands	237	251
Germany	101	118
Other international	367	401

Total	$1,209	$1,267